Average Annual Total Returns{- Fidelity International Bond Index Fund} - 12.31 Fidelity International Bond Index Fund PRO-07 - Fidelity International Bond Index Fund	Fidelity International Bond Index Fund Return Before Taxes Past 1 year	Fidelity International Bond Index Fund Return Before Taxes Since Inception		Fidelity International Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity International Bond Index Fund After Taxes on Distributions Since Inception		Fidelity International Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Bond Index Fund After Taxes on Distributions and Sales Since Inception		IXYYF Past 1 year	IXYYF Since Inception
Total	(1.74%)	0.60%	[1]	(1.99%)	0.32%	[1]	(1.03%)	0.34%	[1]	(1.47%)	0.88%	[1]

[1]	(a)From October 10, 2019